T. ROWE PRICE International Equity Index Fund
January 31, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.0%
Common Stocks 0.0%
Tenaris (EUR)  36,393 808
Total Argentina (Cost $624) 808
AUSTRALIA 6.1%
Common Stocks 6.1%
ANZ Group Holdings  295,259 7,512
APA Group  126,219 777
Aristocrat Leisure  54,653 2,030
ASX  18,847 750
BHP Group  503,224 17,332
Brambles  134,111 2,082
CAR Group  36,708 702
Cochlear  6,402 1,193
Coles Group  132,021 1,951
Commonwealth Bank of Australia  165,809 17,165
Computershare  50,960 1,157
CSL  47,986 6,047
Evolution Mining  199,842 1,919
Fortescue  166,942 2,417
Goodman Group  202,037 4,292
Insurance Australia Group  231,516 1,221
Lottery Corp (1) 213,609 761
Lynas Rare Earths (1)(2) 88,399 890
Macquarie Group  35,799 5,254
Medibank  264,303 848
National Australia Bank  303,219 9,109
Northern Star Resources  134,003 2,463
Origin Energy  168,876 1,385
Pro Medicus  5,516 705
Qantas Airways  71,920 503
QBE Insurance Group  148,613 2,037
REA Group (1) 5,126 674
Rio Tinto (1) 36,663 3,820
Santos  318,353 1,553
Scentre Group  511,856 1,451
SGH  19,738 633
Sigma Healthcare  498,533 1,068
Sonic Healthcare  45,542 728

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
South32  440,814 1,396
Stockland  232,475 870
Suncorp Group  106,015 1,248
Telstra Group  389,202 1,322
Transurban Group  307,196 2,971
Vicinity  375,219 640
Washington H. Soul Pattinson  32,814 879
Wesfarmers  112,260 6,476
Westpac Banking  338,612 9,098
WiseTech Global (1) 19,349 775
Woodside Energy Group (1) 187,574 3,312
Woolworths Group  120,406 2,584
Xero (2) 16,179 1,054
Total Australia (Cost $105,538) 135,054
AUSTRIA 0.3%
Common Stocks 0.3%
Erste Group Bank  30,409 3,953
OMV  14,133 840
Raiffeisen Bank International  13,864 699
Verbund  6,604 484
Total Austria (Cost $3,301) 5,976
BELGIUM 1.1%
Common Stocks 1.1%
Ageas  14,320 1,017
Anheuser-Busch InBev  97,806 7,040
Argenx (2) 6,088 5,120
D'ieteren Group (1) 2,084 475
Elia Group (1) 4,228 612
Financiere de Tubize  1,943 496
Groupe Bruxelles Lambert  7,670 726
KBC Group  22,662 3,193
Lotus Bakeries (1) 40 472
Sofina (1) 1,601 466
Syensqo  7,056 594
UCB  12,486 3,805
Total Belgium (Cost $15,395) 24,016

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
CHILE 0.1%
Common Stocks 0.1%
Antofagasta (GBP)  38,791 1,922
Total Chile (Cost $756) 1,922
DENMARK 1.9%
Common Stocks 1.9%
AP Moller - Maersk, Class A (1) 281 689
AP Moller - Maersk, Class B (1) 383 947
Carlsberg, Class B  9,208 1,252
Coloplast, Class B  12,104 1,032
Danske Bank  65,936 3,359
Demant (1)(2) 9,332 327
DSV  20,213 5,683
Genmab (2) 6,003 1,956
Novo Nordisk, Class B  319,136 18,950
Novonesis Novozymes, Class B (1) 34,705 2,126
Orsted (2) 50,718 1,141
Pandora  7,581 614
ROCKWOOL, Class B  8,813 298
Tryg (1) 32,270 784
Vestas Wind Systems  99,601 3,019
Total Denmark (Cost $31,701) 42,177
FINLAND 1.1%
Common Stocks 1.1%
Elisa  13,797 610
Fortum  43,056 1,017
Kesko, Class B  26,494 670
Kone, Class B  33,496 2,407
Metso  64,963 1,270
Neste  40,601 1,037
Nokia  522,938 3,368
Nordea Bank  307,189 5,935
Orion, Class B  10,484 867
Sampo, Class A  238,781 2,663
Stora Enso, Class R  55,895 644
UPM-Kymmene  51,785 1,429

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Wartsila  49,483 2,006
Total Finland (Cost $17,226) 23,923
FRANCE 9.9%
Common Stocks 9.9%
Accor  18,810 1,023
Aeroports de Paris (1) 3,360 444
Air Liquide  57,291 10,728
Airbus  58,867 13,478
Alstom (2) 33,256 1,062
Amundi  5,978 532
ArcelorMittal  46,216 2,510
AXA  171,687 7,829
BioMerieux  4,019 467
BNP Paribas  99,527 10,762
Bollore  67,397 384
Bouygues  18,405 995
Bureau Veritas  32,669 1,052
Capgemini  15,196 2,361
Carrefour  56,532 926
Cie de Saint-Gobain  44,385 4,381
Cie Generale des Etablissements Michelin  66,060 2,453
Covivio  5,357 342
Credit Agricole  105,067 2,275
Danone  64,003 5,015
Dassault Aviation  1,881 715
Dassault Systemes  65,960 1,814
Edenred  23,269 487
Eiffage  6,584 977
Engie  180,586 5,392
EssilorLuxottica  29,807 9,112
Eurofins Scientific  11,364 919
Euronext  7,309 1,024
FDJ United  10,783 285
Gecina  4,470 411
Getlink  29,342 581
Hermes International  3,135 7,543
Ipsen  3,659 598
Kering  7,335 2,290
Klepierre  20,648 795
L'Oreal  23,787 10,929
Legrand  25,903 4,136

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
LVMH Moet Hennessy Louis Vuitton  24,778 15,992
Orange  183,752 3,416
Pernod Ricard (1) 19,842 1,774
Publicis Groupe  22,545 2,253
Renault  18,447 696
Rexel  21,523 902
Safran  35,669 12,744
Sanofi  109,391 10,318
Sartorius Stedim Biotech  2,802 626
Schneider Electric  54,315 15,572
Societe Generale  69,894 6,125
Sodexo (1) 8,581 438
STMicroelectronics  66,607 1,881
Thales  9,140 2,798
TotalEnergies  196,723 14,307
Unibail-Rodamco-Westfield  11,928 1,319
Veolia Environnement  62,078 2,328
Vinci  49,362 7,098
Total France (Cost $153,794) 217,614
GERMANY 9.0%
Common Stocks 8.7%
adidas  16,874 2,992
Allianz  38,262 16,848
BASF  88,226 4,783
Bayer  97,123 5,137
Bayerische Motoren Werke (1) 27,674 2,850
Beiersdorf  9,491 1,132
Brenntag (1) 11,779 717
Commerzbank  72,299 2,972
Continental  10,558 831
CTS Eventim  6,053 509
Daimler Truck Holding (1) 46,803 2,266
Delivery Hero (1)(2) 18,804 524
Deutsche Bank  183,146 7,227
Deutsche Boerse (1) 18,612 4,713
Deutsche Lufthansa  58,211 600
Deutsche Post  94,922 5,309
Deutsche Telekom  364,349 12,227
E.ON  221,881 4,706
Evonik Industries  24,861 385
Fresenius  41,619 2,328

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Fresenius Medical Care  21,120 951
GEA Group  14,062 1,005
Hannover Rueck (1) 5,925 1,675
Heidelberg Materials  13,215 3,619
Henkel  9,974 823
Hensoldt (1) 6,097 606
HOCHTIEF  1,682 705
Infineon Technologies  129,193 6,315
Knorr-Bremse  6,962 811
LEG Immobilien  7,331 530
Mercedes-Benz Group  71,394 4,879
Merck  12,712 1,894
MTU Aero Engines  5,303 2,358
Muenchener Rueckversicherungs-Gesellschaft  12,930 7,837
Nemetschek  5,601 489
QIAGEN (1) 20,119 1,067
Rational  491 393
Rheinmetall  4,555 9,651
RWE  62,450 3,966
SAP  103,490 20,674
Scout24  7,197 717
Siemens  75,320 22,772
Siemens Energy (2) 76,759 13,078
Siemens Healthineers  33,259 1,660
Symrise  12,988 1,093
Talanx  6,195 781
Vonovia  74,495 2,181
Zalando (2) 21,549 620
192,206
Preferred Stocks 0.3%
Bayerische Motoren Werke  5,304 547
Dr. Ing. h.c. F. Porsche (1) 11,046 538
Henkel  15,719 1,381
Porsche Automobil Holding  14,852 635
Sartorius (1) 2,515 703
Volkswagen  20,317 2,465
6,269
Total Germany (Cost $135,649) 198,475

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
HONG KONG 1.9%
Common Stocks 1.9%
AIA Group  1,040,400 12,004
BOC Hong Kong Holdings  364,000 1,917
Brightoil Petroleum Holdings (2)(3) 109,000 —
CK Asset Holdings  184,800 1,083
CK Hutchison Holdings  264,300 2,131
CK Infrastructure Holdings  61,500 505
CLP Holdings  161,400 1,526
Futu Holdings, ADR (USD) (2) 5,529 899
Galaxy Entertainment Group  197,000 1,001
Henderson Land Development (1) 141,773 564
HKT Trust & HKT  368,000 551
Hong Kong & China Gas  1,075,277 1,013
Hong Kong Exchanges & Clearing  119,200 6,572
Hongkong Land Holdings (USD)  104,200 884
Jardine Matheson Holdings (USD)  15,900 1,159
Link REIT  255,000 1,172
MTR  150,500 665
Power Assets Holdings (1) 132,500 1,028
Sands China  235,200 510
Sino Land  349,800 526
SITC International Holdings  129,000 482
Sun Hung Kai Properties  142,500 2,288
Swire Pacific, Class A (1) 33,500 323
Techtronic Industries  144,000 1,966
WH Group  800,000 944
Wharf Holdings (1) 102,000 330
Wharf Real Estate Investment  161,100 559
Total Hong Kong (Cost $29,686) 42,602
IRELAND 0.5%
Common Stocks 0.5%
AIB Group  210,478 2,353
Bank of Ireland Group  93,823 1,906
DCC (GBP)  9,010 571
Kerry Group, Class A  15,907 1,414
Kingspan Group  15,056 1,311
Ryanair Holdings  83,223 2,825
Total Ireland (Cost $7,341) 10,380

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
ISRAEL 1.0%
Common Stocks 1.0%
Azrieli Group  4,073 546
Bank Hapoalim  123,398 3,051
Bank Leumi Le-Israel  147,042 3,535
Check Point Software Technologies (USD) (1)(2) 8,430 1,513
CyberArk Software (USD) (2) 4,972 2,142
Elbit Systems  2,738 1,937
ICL Group  74,320 404
Israel Discount Bank, Class A  119,976 1,413
Mizrahi Tefahot Bank  15,265 1,194
Monday.com (USD) (2) 4,186 480
Nice (2) 5,925 627
Nova (2) 2,887 1,409
Phoenix Financial  21,954 1,066
Teva Pharmaceutical Industries, ADR (USD) (2) 113,247 3,859
Total Israel (Cost $12,783) 23,176
ITALY 3.0%
Common Stocks 3.0%
Banca Mediolanum  21,461 503
Banca Monte dei Paschi di Siena  194,368 2,016
Banco BPM  111,649 1,674
BPER Banca  144,981 2,042
Buzzi  7,474 425
Davide Campari-Milano (1) 59,716 426
Enel  805,125 8,895
Eni  202,055 4,130
Ferrari  12,456 4,155
FinecoBank Banca Fineco  60,057 1,592
Generali (1) 84,142 3,432
Infrastrutture Wireless Italiane (1) 26,831 237
Intesa Sanpaolo  1,410,247 9,984
Leonardo  39,913 2,667
Moncler  22,900 1,334
Nexi (1) 51,180 219
Poste Italiane  44,731 1,178
Prysmian  27,781 3,291
Recordati Industria Chimica e Farmaceutica  11,156 615
Snam  197,655 1,358

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Stellantis, Borsa Italiana S.P.A  198,376 1,947
Telecom Italia (2) 1,103,380 748
Terna - Rete Elettrica Nazionale (1) 138,070 1,496
UniCredit  138,845 12,100
Unipol Assicurazioni  34,428 767
Total Italy (Cost $42,328) 67,231
JAPAN 21.5%
Common Stocks 21.5%
Advantest  75,900 12,553
Aeon  219,900 3,008
AGC  19,000 701
Aisin  47,400 849
Ajinomoto  89,100 2,038
ANA Holdings  15,400 299
Asahi Group Holdings  149,400 1,564
Asahi Kasei  127,100 1,233
Asics  68,600 1,651
Astellas Pharma  178,380 2,481
Bandai Namco Holdings  57,500 1,492
Bridgestone  112,600 2,535
Canon (1) 85,500 2,603
Capcom (1) 33,300 849
Central Japan Railway  76,100 2,123
Chiba Bank (1) 54,200 734
Chubu Electric Power  65,500 952
Chugai Pharmaceutical  66,400 3,793
Dai Nippon Printing  37,800 678
Daifuku  31,600 1,134
Dai-ichi Life Holdings  346,900 3,051
Daiichi Sankyo  177,800 3,257
Daikin Industries  26,100 3,128
Daito Trust Construction  28,500 578
Daiwa House Industry  55,200 1,881
Daiwa Securities Group  130,700 1,274
Denso  172,200 2,389
Disco  9,200 3,922
East Japan Railway  95,100 2,387
Ebara (1) 45,400 1,374
Eisai  25,200 703
ENEOS Holdings  266,520 2,253
FANUC (1) 92,200 3,702

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Fast Retailing  18,900 7,211
Fuji Electric  13,700 976
FUJIFILM Holdings  110,300 2,203
Fujikura  24,900 3,130
Fujitsu  174,100 4,838
Hankyu Hanshin Holdings (1) 23,400 653
Hikari Tsushin  1,800 497
Hitachi  453,900 15,750
Honda Motor  365,100 3,672
Hoya  34,000 5,704
Hulic  44,700 533
Idemitsu Kosan  72,660 617
IHI  101,400 2,346
Inpex  86,700 1,942
Isuzu Motors (1) 51,400 828
ITOCHU  588,300 7,532
Japan Airlines  13,000 246
Japan Exchange Group  95,300 1,040
Japan Post Bank  176,400 3,134
Japan Post Holdings  175,600 2,113
Japan Post Insurance  17,900 554
Japan Tobacco  118,600 4,286
JFE Holdings  55,275 744
JX Advanced Metals  53,500 866
Kajima  41,600 1,697
Kansai Electric Power  93,100 1,485
Kao  45,900 1,836
Kawasaki Heavy Industries (1) 14,900 1,244
Kawasaki Kisen Kaisha  34,100 493
KDDI  289,900 4,895
Keyence  19,256 7,064
Kikkoman (1) 65,900 596
Kioxia Holdings (2) 18,600 2,544
Kirin Holdings (1) 76,100 1,183
Kobe Bussan  14,500 354
Komatsu  93,900 3,594
Konami Group  9,900 1,446
Kubota  96,100 1,472
Kyocera  126,300 1,895
Kyowa Kirin  22,800 370
Lasertec  7,900 1,815
LY  264,200 676
M3 (1) 42,800 528

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Makita  21,500 747
Marubeni  139,600 4,628
MatsukiyoCocokara (1) 31,800 509
MINEBEA MITSUMI  34,900 713
Mitsubishi  319,100 8,477
Mitsubishi Chemical Group  122,900 811
Mitsubishi Electric  188,100 5,880
Mitsubishi Estate  104,800 2,671
Mitsubishi HC Capital (1) 84,500 737
Mitsubishi Heavy Industries  317,300 9,343
Mitsubishi UFJ Financial Group  1,136,090 20,575
Mitsui  244,400 7,983
Mitsui Fudosan  260,700 2,989
Mitsui OSK Lines (1) 33,100 1,038
Mizuho Financial Group  246,510 10,703
MonotaRO (1) 24,300 328
MS&AD Insurance Group Holdings  126,900 3,233
Murata Manufacturing  164,700 3,346
NEC  128,100 4,343
Nexon  35,600 852
NIDEC  81,688 1,169
Nintendo  109,200 6,762
Nippon Building Fund (1) 755 700
Nippon Paint Holdings (1) 91,900 610
Nippon Sanso Holdings (1) 16,600 504
Nippon Steel  476,060 1,984
Nippon Yusen KK  40,000 1,315
Nissan Motor (1)(2) 216,100 527
Nitori Holdings (1) 38,800 663
Nitto Denko  66,600 1,480
Nomura Holdings  296,300 2,685
Nomura Research Institute  36,981 1,125
NTT  2,948,000 2,962
Obayashi  62,400 1,409
Obic  31,000 862
Olympus  111,600 1,333
Oracle Corporation Japan  3,600 244
Oriental Land (1) 106,200 1,859
ORIX  114,800 3,499
Osaka Gas  35,000 1,314
Otsuka  22,100 438
Otsuka Holdings (1) 42,800 2,562
Pan Pacific International Holdings  186,500 1,104

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Panasonic Holdings  230,095 3,155
Rakuten Group (2) 145,500 872
Recruit Holdings  139,300 7,337
Renesas Electronics (2) 175,200 2,913
Resona Holdings  204,500 2,385
Ryohin Keikaku (1) 48,500 967
Sanrio (1) 17,300 535
SBI Holdings  54,980 1,243
SCREEN Holdings (1) 7,900 1,006
Secom  38,400 1,407
Seibu Holdings (1) 20,300 538
Sekisui Chemical  35,900 635
Sekisui House (1) 58,500 1,304
Seven & i Holdings  205,556 2,944
SG Holdings (1) 27,600 266
Shimadzu  22,900 621
Shimano  7,100 809
Shin-Etsu Chemical  166,800 5,485
Shionogi  74,100 1,526
Shiseido  38,700 661
SMC  5,600 2,177
SoftBank (1) 2,837,100 3,856
SoftBank Group  378,400 10,333
Sompo Holdings  87,500 3,017
Sony Financial Group (1)(2) 583,200 587
Sony Group  609,200 13,432
Subaru  57,400 1,232
Sumitomo  107,700 4,374
Sumitomo Electric Industries  70,500 3,086
Sumitomo Metal Mining  24,200 1,368
Sumitomo Mitsui Financial Group  362,900 12,771
Sumitomo Mitsui Trust Group  62,424 2,085
Sumitomo Realty & Development  59,700 1,662
Suntory Beverage & Food  12,800 406
Suzuki Motor  154,800 2,111
Sysmex  48,800 462
T&D Holdings  45,200 1,116
Taisei  14,200 1,416
Takeda Pharmaceutical  157,198 5,351
TDK  191,500 2,471
Terumo  131,000 1,714
TIS (1) 20,600 599
Toho  10,100 515

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Tokio Marine Holdings  181,700 6,772
Tokyo Electron  44,300 11,804
Tokyo Gas  30,900 1,371
Tokyo Metro  27,800 297
Tokyu  48,400 546
TOPPAN Holdings  22,600 698
Toray Industries  133,000 981
Toyota Industries (1) 16,000 2,047
Toyota Motor  939,090 21,285
Toyota Tsusho  68,000 2,477
Trend Micro (2) 12,100 475
Tsuruha Holdings  24,300 387
Unicharm  108,300 658
West Japan Railway  39,700 811
Yamaha Motor (1) 87,900 664
Yokogawa Electric  21,900 730
Yokohama Financial Group  98,800 900
Zensho Holdings (1) 9,300 504
ZOZO (1) 40,800 337
Total Japan (Cost $305,115) 473,281
MEXICO 0.0%
Common Stocks 0.0%
Fresnillo (GBP)  22,264 1,096
Total Mexico (Cost $525) 1,096
NETHERLANDS 5.2%
Common Stocks 5.2%
ABN AMRO Bank, CVA  57,402 2,115
Adyen (2) 2,493 3,697
Aegon  126,896 997
AerCap Holdings (USD)  17,391 2,498
Akzo Nobel (1) 16,741 1,173
ASM International  4,630 3,888
ASML Holding  38,483 55,181
ASR Nederland  15,337 1,114
BE Semiconductor Industries  7,112 1,384
Coca-Cola Europacific Partners (USD)  20,439 1,874
CVC Capital Partners  20,403 362
DSM-Firmenich  16,750 1,321
EXOR  8,974 737

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Heineken  28,367 2,342
Heineken Holding  12,440 925
IMCD (1) 5,734 536
ING Groep  299,113 8,821
JDE Peet's (1) 16,574 624
Koninklijke Ahold Delhaize  88,553 3,462
Koninklijke KPN  382,235 1,872
Koninklijke Philips  75,866 2,179
Magnum Ice Cream (1)(2) 18,193 323
Magnum Ice Cream (GBP) (1)(2) 44,583 792
Nebius Group (USD) (1)(2) 20,881 1,779
NN Group  26,474 2,098
Prosus  129,501 7,446
Randstad (1) 10,526 377
Universal Music Group  108,504 2,660
Wolters Kluwer  22,903 2,151
Total Netherlands (Cost $65,489) 114,728
NEW ZEALAND 0.2%
Common Stocks 0.2%
Auckland International Airport  162,669 811
Contact Energy  81,056 457
Fisher & Paykel Healthcare  57,558 1,345
Infratil  90,268 600
Meridian Energy  127,949 434
Total New Zealand (Cost $2,904) 3,647
NORWAY 0.6%
Common Stocks 0.6%
Aker BP  30,328 893
DNB Bank  87,376 2,505
Equinor  75,467 2,029
Gjensidige Forsikring  19,400 552
Kongsberg Gruppen  43,155 1,482
Mowi  44,665 1,030
Norsk Hydro  135,553 1,203
Orkla  67,275 801
Salmar  6,222 371
Telenor  59,094 996

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Yara International  15,889 730
Total Norway (Cost $8,998) 12,592
POLAND 0.0%
Common Stocks 0.0%
InPost (EUR) (1)(2) 23,993 376
Total Poland (Cost $405) 376
PORTUGAL 0.2%
Common Stocks 0.2%
Banco Comercial Portugues, Class R  751,562 813
Banco Espirito Santo (2)(3) 127,132 —
EDP  308,026 1,575
EDP Renovaveis (1) 30,585 465
Galp Energia  40,473 805
Jeronimo Martins  27,178 641
Total Portugal (Cost $3,755) 4,299
RUSSIAN FEDERATION 0.0%
Common Stocks 0.0%
Evraz (GBP) (2)(3) 21,218 —
Total Russian Federation (Cost $137) —
SINGAPORE 1.6%
Common Stocks 1.6%
CapitaLand Ascendas REIT  375,997 841
CapitaLand Integrated Commercial Trust  595,371 1,118
CapitaLand Investment  227,200 550
DBS Group Holdings  210,750 9,796
Genting Singapore  521,400 301
Grab Holdings, Class A (USD) (2) 227,623 979
Keppel  142,700 1,228
Oversea-Chinese Banking  334,825 5,588
Sea, ADR (USD) (2) 37,811 4,405
Sembcorp Industries  85,700 406
Singapore Airlines  150,232 750
Singapore Exchange  83,800 1,161
Singapore Technologies Engineering  152,700 1,174

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Singapore Telecommunications  732,550 2,643
United Overseas Bank  123,720 3,729
Wilmar International  186,300 497
Yangzijiang Shipbuilding Holdings  247,900 651
Total Singapore (Cost $24,560) 35,817
SPAIN 3.8%
Common Stocks 3.8%
Acciona (1) 2,396 515
ACS Actividades de Construccion y Servicios  17,458 1,959
ACS Actividades de Construccion y Servicios, Rights,
2/9/26 (1)(2) 16,949 9
Aena  73,861 2,294
Amadeus IT Group  44,451 2,980
Banco Bilbao Vizcaya Argentaria  570,934 14,492
Banco de Sabadell  494,128 1,938
Banco Santander  1,474,952 18,832
Bankinter  65,937 1,126
CaixaBank  385,249 5,085
Cellnex Telecom (1) 48,530 1,501
Endesa (1) 31,068 1,147
Ferrovial  50,707 3,425
Grifols (1) 28,934 370
Iberdrola (1) 637,375 14,330
Iberdrola (2) 8,344 187
Industria de Diseno Textil  107,945 7,024
International Consolidated Airlines Group  113,418 651
Mapfre  89,612 410
Naturgy Energy Group  23,264 731
Redeia (1) 38,945 673
Repsol  111,091 2,189
Telefonica (1) 361,462 1,463
Total Spain (Cost $48,336) 83,331
SWEDEN 3.6%
Common Stocks 3.6%
AddTech, Class B  24,948 810
Alfa Laval  28,415 1,646
Assa Abloy, Class B  99,017 4,004
Atlas Copco, Class A  265,649 5,478
Atlas Copco, Class B  153,954 2,769

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Beijer Ref (1) 39,669 565
Boliden (2) 27,955 1,958
Epiroc, Class A  64,751 1,815
Epiroc, Class B  37,426 933
EQT (1) 48,590 1,844
Essity, Class B  59,273 1,755
Evolution  12,775 830
Fastighets Balder, Class B (1)(2) 69,645 525
H & M Hennes & Mauritz, Class B (1) 48,759 976
Hexagon, Class B (1) 204,519 2,306
Holmen, Class B (1) 6,572 246
Industrivarden, Class A  11,484 574
Industrivarden, Class C (1) 14,981 750
Indutrade  26,224 616
Investment AB Latour, Class B (1) 14,210 354
Investor, Class B (1) 180,274 6,951
L E Lundbergforetagen, Class B  7,294 435
Lifco, Class B (1) 22,372 769
Nibe Industrier, Class B (1) 146,999 563
Saab, Class B  31,572 2,463
Sagax, Class B (1) 21,319 470
Sandvik  105,314 4,159
Securitas, Class B  47,199 781
Skandinaviska Enskilda Banken, Class A  149,438 3,212
Skanska, Class B  32,660 992
SKF, Class B  32,738 856
Spotify Technology (USD) (2) 15,476 7,743
Svenska Cellulosa, Class B (1) 58,302 730
Svenska Handelsbanken, Class A  143,651 2,265
Swedbank, Class A  83,793 3,258
Swedish Orphan Biovitrum (2) 18,865 716
Tele2, Class B (1) 52,540 967
Telefonaktiebolaget LM Ericsson, Class B  275,935 2,988
Telia (1) 226,419 1,034
Trelleborg, Class B  19,465 788
Volvo, Class B  157,132 5,710
Total Sweden (Cost $53,453) 78,604
SWITZERLAND 9.1%
Common Stocks 9.1%
ABB  155,234 13,365
Alcon  49,370 3,996

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Avolta  8,527 522
Banque Cantonale Vaudoise (1) 2,891 391
Barry Callebaut  347 612
Belimo Holding (1) 963 1,053
BKW  2,027 383
Chocoladefabriken Lindt & Spruengli  91 1,308
Chocoladefabriken Lindt & Spruengli, Registered Shares  11 1,626
Cie Financiere Richemont, Class A  53,237 10,334
EMS-Chemie Holding  681 529
Galderma Group  15,257 2,844
Geberit (1) 3,344 2,553
Givaudan  912 3,525
Helvetia Baloise Holding (1) 7,822 1,984
Holcim  50,440 5,199
Julius Baer Group  20,246 1,691
Kuehne + Nagel International  4,636 1,074
Logitech International  14,981 1,291
Lonza Group  6,943 4,717
Nestle  255,354 24,368
Novartis  188,439 27,959
Partners Group Holding (1) 2,239 3,053
Roche Holding  3,139 1,451
Roche Holding, Genusschein  69,639 31,668
Sandoz Group  41,257 3,269
Schindler Holding (1) 3,997 1,542
Schindler Holding, Registered Shares  2,253 829
SGS  16,288 1,960
Sika  15,038 2,886
Sonova Holding  4,971 1,360
Straumann Holding (1) 10,946 1,316
Swatch Group (1) 2,806 662
Swiss Life Holding  2,815 3,087
Swiss Prime Site  7,859 1,338
Swiss Re  29,530 4,718
Swisscom (1) 2,548 2,092
UBS Group  314,499 14,881
VAT Group  2,653 1,716
Zurich Insurance Group  14,492 10,310
Total Switzerland (Cost $128,458) 199,462

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
UNITED ARAB EMIRATES 0.0%
Common Stocks 0.0%
NMC Health (GBP) (2)(3) 3,218 —
Total United Arab Emirates (Cost $125) —
UNITED KINGDOM 14.2%
Common Stocks 14.2%
3i Group  98,168 4,510
Admiral Group  24,989 940
Anglo American  110,654 5,131
Ashtead Group  41,586 2,677
Associated British Foods  30,916 808
AstraZeneca  153,702 28,637
Autotrader Group  83,921 619
Aviva  301,456 2,628
BAE Systems  297,456 8,075
Barclays  1,382,336 9,226
Barratt Redrow  130,490 695
BP  1,557,747 9,877
British American Tobacco  216,533 13,082
BT Group  586,901 1,543
Bunzl  31,173 874
Centrica  461,889 1,209
Coca-Cola HBC  21,336 1,159
Compass Group  167,825 5,032
Diageo  220,115 5,065
Endeavour Mining  18,888 1,075
Entain  58,314 484
Experian  90,626 3,432
Glencore  994,614 6,781
GSK  402,470 10,409
Haleon  880,245 4,604
Halma  37,343 1,814
Hikma Pharmaceuticals  15,971 335
HSBC Holdings  1,706,300 30,101
Imperial Brands  75,519 3,181
Informa  127,129 1,534
InterContinental Hotels Group (USD)  14,246 1,925
Intertek Group  14,819 909
J Sainsbury (1) 164,963 723

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
JD Sports Fashion  233,203 261
Kingfisher  166,888 769
Land Securities Group  68,649 613
Legal & General Group  560,656 2,036
Lloyds Banking Group  5,860,044 8,750
London Stock Exchange Group  46,205 5,154
M&G  219,267 929
Marks & Spencer Group  197,418 990
Melrose Industries  121,102 1,041
National Grid  491,082 8,343
NatWest Group  795,110 7,247
Next  11,451 2,079
Pearson  55,324 728
Phoenix Group Holdings  67,434 683
Prudential  253,148 4,158
Reckitt Benckiser Group  66,764 5,570
RELX  180,620 6,403
Rentokil Initial  248,082 1,540
Rio Tinto  111,766 10,197
Rolls-Royce Holdings  833,766 13,938
Sage Group  94,430 1,238
Schroders  70,305 435
Segro  125,936 1,312
Severn Trent  26,002 1,044
Shell  574,027 22,065
Smith & Nephew  79,009 1,347
Smiths Group  31,931 1,097
Spirax Group  7,140 711
SSE  119,099 3,959
Standard Chartered  192,376 4,922
Tesco  641,937 3,735
Unilever  215,904 14,688
United Utilities Group  66,681 1,142
Vodafone Group  1,887,983 2,780
Whitbread  16,779 626
Wise, Class A (2) 63,940 825
Total United Kingdom (Cost $221,717) 312,449
UNITED STATES 0.0%
Common Stocks 0.0%
Wix.com (1)(2) 5,399 469
469

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Equity Funds 0.0%
iShares Core MSCI EAFE ETF  6,508 612
612
Total United States (Cost $1,499) 1,081
SHORT-TERM INVESTMENTS 3.6%
Money Market Funds 3.6%
T. Rowe Price Government Reserve Fund, 3.76% (4)(5) 78,337,311 78,337
Total Short-Term Investments (Cost $78,337) 78,337
SECURITIES LENDING COLLATERAL 2.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 2.2%
Money Market Funds 2.2%
T. Rowe Price Treasury Reserve Fund, 3.74% (4)(5) 48,837,559 48,838
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 48,838
Total Securities Lending Collateral (Cost $48,838) 48,838
Total Investments in Securities  101.7%
(Cost $1,548,773) $ 2,241,292
Other Assets Less Liabilities (1.7)% (38,475)
Net Assets 100.0% $ 2,202,817
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) All or a portion of this security is on loan at January 31, 2026.
(2) Non-income producing
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies

T. ROWE PRICE International Equity Index Fund

ADR American Depositary Receipts
CVA Dutch Certificate (Certificaten Van Aandelen)
ETF Exchange-Traded Fund
EUR Euro
GBP British Pound
USD U.S. Dollar

T. ROWE PRICE International Equity Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 570 MSCI EAFE Index contracts 3/26 86,549 $ 943
Net payments (receipts) of variation margin to date (1,795)
Variation margin receivable (payable) on open futures contracts $ (852)

T. ROWE PRICE International Equity Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.76% $ — $ — $ 501++
T. Rowe Price Treasury Reserve Fund, 3.74% — — —++
Totals $ —# $ — $ 501+
Supplementary Investment Schedule
Affiliate
Value
10/31/24
Purchase
Cost
Sales
Cost
Value
1/31/26
T. Rowe Price Government
Reserve Fund, 3.76% $ 132,672  ¤  ¤ $ 78,337
T. Rowe Price Treasury
Reserve Fund, 3.74% —  ¤  ¤ 48,838
Total $ 127,175^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $501 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $127,175.

T. ROWE PRICE International Equity Index Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Index Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International
Equity Index Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE International Equity Index Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign

T. ROWE PRICE International Equity Index Fund

markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE International Equity Index Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 28,640 $ 2,078,596 $ — $ 2,107,236
Equity Funds 612 — — 612
Preferred Stocks — 6,269 — 6,269
Short-Term Investments 78,337 — — 78,337
Securities Lending Collateral 48,838 — — 48,838
Total Securities 156,427 2,084,865 — 2,241,292
Futures Contracts* 943 — — 943
Total $ 157,370 $ 2,084,865 $ — $ 2,242,235
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE International Equity Index Fund

existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F135-054Q1 01/26